CONTINGENCIES (Tables)	12 Months Ended
Jan. 02, 2021
Loss Contingency [Abstract]
Schedule of activity related to our environmental liabilities
The activity related to our environmental liabilities in 2020 and 2019 was as follows:

(In millions)	2020	2019
Balance at beginning of year	$21.4	$20.0
Charges, net of reversals	3.0	7.4
Payments	(3.3)	(6.0)
Balance at end of year	$21.1	$21.4